Intangibles (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite-lived intangible assets
Maintenance rights and lease premium, net consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Maintenance rights	$2,815,514	$3,292,007
Lease premium, net	962,361	1,152,513
	$3,777,875	$4,444,520

Schedule of movements in maintenance rights intangible
Movements in maintenance rights during the six months ended June 30, 2022 and 2021 were as follows:

	Six Months Ended June 30,
	2022	2021
Maintenance rights at beginning of period	$3,292,007	$642,825
EOL and MR contract maintenance rights expense (a)	(166,512)	(6,170)
MR contract maintenance rights write-off offset by maintenance liability release (a)	(242,142)	(7,340)
EOL contract maintenance rights write-off offset by EOL compensation received	(65,506)	(16,701)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(2,333)	(2,362)
Maintenance rights at end of period	$2,815,514	$610,252

(a)EOL and MR contract maintenance rights expense and MR contract maintenance rights write-off offset by maintenance liability release for the six months ended June 30, 2022 included amounts related to the Ukraine Conflict. Refer to Note 5—Net charges related to Ukraine Conflict for further details.

Schedule of lease premium assets
The following tables present details of lease premium assets and related accumulated amortization as of June 30, 2022 and December 31, 2021:

	June 30, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,112,471	$(150,110)	$962,361

	December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,216,541	$(64,028)	$1,152,513

Schedule of other intangibles
Other intangibles consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Customer relationships, net	$187,824	$198,412
Other intangible assets	8,414	10,467
	$196,238	$208,879

Schedule of customer relationships
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2022 and December 31, 2021:

	June 30, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(172,176)	$187,824

	December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(161,588)	$198,412